Organization and Nature of Business (Details) $ in Thousands	3 Months Ended											6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) project customer	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) project customer	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Organization and Nature of Business
Sale of common stock in underwritten public offering, net																			$ 269,718
Number of projects completed | project				2,200													2,200
Net loss	$ (8,353)	$ (7,307)	$ (11,243)	$ (8,813)	$ (6,716)	$ (5,551)	$ (7,274)	$ (18,198)	$ (36,550)	$ (26,906)	$ (17,920)	$ (12,825)	$ (44,826)	$ (26,903)	$ (19,541)	$ (81,376)	$ (28,354)	$ (99,574)	$ (55,548)
Accumulated deficit	(458,453)			(431,550)	(422,737)	(416,021)	(410,470)	(403,196)	(384,998)	(348,448)	(321,542)	(416,021)	(348,448)	(458,453)	(422,737)	(384,998)	(431,550)	(403,196)
Cash and cash equivalents	29,339			174,422	201,261	$ 329,525	$ 329,354	338,740	$ 343,743	$ 361,551	$ 374,543	$ 329,525	$ 361,551	29,339	201,261	$ 343,743	174,422	338,740
Marketable securities	$ 264,184			$ 146,902	$ 126,449			$ 0						$ 264,184	$ 126,449		$ 146,902	$ 0
Minimum
Organization and Nature of Business
Number of customers served | customer				480													480